Summary of Loans Classified as Past Due in Excess of Thirty Days or More and Loans Classified as Non-Accrual (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	$ 5,553	$ 4,644
Past due 90 days or more and still accruing	159	158
Non- Accrual	3,181	3,401
Total Past Due and Non- Accrual	8,893	8,203
Total Loans	579,623	408,111
Real Estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	478	990
Past due 90 days or more and still accruing	0	0
Non- Accrual	212	1,667
Total Past Due and Non- Accrual	690	2,657
Total Loans	67,287	57,529
Real Estate-mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	4,696	3,045
Past due 90 days or more and still accruing	143	147
Non- Accrual	2,453	986
Total Past Due and Non- Accrual	7,292	4,178
Total Loans	202,343	140,702
Real Estate-non farm nonresidential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	252	389
Past due 90 days or more and still accruing	0	0
Non- Accrual	507	608
Total Past Due and Non- Accrual	759	997
Total Loans	212,388	142,046
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	12	88
Past due 90 days or more and still accruing	0	0
Non- Accrual	9	135
Total Past Due and Non- Accrual	21	223
Total Loans	81,792	53,234
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30 to 89 Days	115	132
Past due 90 days or more and still accruing	16	11
Non- Accrual	0	5
Total Past Due and Non- Accrual	131	148
Total Loans	$ 15,813	$ 14,600